Organization, Nature of Business and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Nature of Business

Roadrunner Transportation Systems, Inc. (the “Company”) is headquartered in Downers Grove, Illinois with operations primarily in the United States and is organized in the following three segments: Truckload & Express Services (“TES”), Less-than-Truckload (“LTL”), and Ascent Global Logistics (“Ascent”). Within its TES segment, the Company serves customers throughout North America and provides the following services: air and ground expedite; over-the-road operations, including dry van, temperature controlled and flatbed; intermodal drayage and chassis management; and local, warehousing and other logistics. Within its LTL segment, the Company delivers LTL shipments throughout the United States and parts of Canada and operates service centers, complemented by relationships with numerous pick-up and delivery agents. Within its Ascent segment, the Company provides third-party domestic freight management, international freight forwarding, customs brokerage, and retail consolidation solutions.

Nature of Business

Roadrunner Transportation Systems, Inc. (the “Company”) is headquartered in Downers Grove, Illinois with operations primarily in the United States and is organized in the following three segments: Truckload & Express Services (“TES”), Less-than-Truckload (“LTL”), and Ascent Global Logistics (“Ascent”). Within its TES segment, the Company operates an air and ground expedite and scheduled truckload operating group which serves customers throughout North America, an intermodal services operating group, a temperature controlled truckload operating group, and other truckload and logistics operations. Within its LTL segment, the Company operates service centers, complemented by relationships with numerous pick-up and delivery agents. Within its Ascent segment, the Company provides third-party domestic freight management, international freight forwarding, customs brokerage and retail consolidation solutions.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). All intercompany balances and transactions have been eliminated in consolidation. In the Company’s opinion, except as noted below with respect to the change in accounting principle, the change in segments, and the restructuring charges described in Note 14, these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the operations for the interim periods presented. Interim results are not necessarily indicative of results for a full year.

Principles of Consolidation

The accompanying audited consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). All intercompany balances and transactions have been eliminated in consolidation. In the Company’s opinion, these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the operations for the periods presented.

The Company owns 37.5% of Central Minnesota Logistics, Inc. (“CML”), which operates as one of the Company’s brokerage agents. CML is accounted for under the equity method and is insignificant to the consolidated financial statements. The Company records its investment in CML in other noncurrent assets and recognizes its share of the net income and loss of CML.

Segment Reporting

Segment Reporting

The Company determines its segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three segments: TES, LTL, and Ascent. The Company changed its segment reporting effective January 1, 2018 when it integrated its truckload brokerage business into the Ascent domestic freight management business. Segment information for prior periods has been revised to align with the new segment structure.

Segment Reporting

The Company determines its segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three segments: TES, LTL, and Ascent. The Company changed its segment reporting effective January 1, 2018 when it integrated its truckload brokerage business into the Ascent domestic freight management business. Segment information for prior periods has been revised to align with the new segment structure.

Change in Accounting Principle

Change in Accounting Principle

On January 1, 2018, the Company adopted Accounting Standards Update (“ASU”) No. 2014-09, which was updated in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In March 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-08 (“ASU 2016-08”), Revenue from Contracts with Customers - Principal versus Agent Considerations (Reporting Revenue Gross versus Net). Under ASU 2016-08, when another party is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide the specified good or service (that is, the entity is a principal) or to arrange for that good or service to be provided by another party. When the principal entity satisfies a performance obligation, the entity recognizes revenue in the gross amount. When an entity that is an agent satisfies the performance obligation, that entity recognizes revenue in the amount of any fee or commission to which it expects to be entitled.

The Company determined key factors from the five-step process to recognize revenue as prescribed by the new standard that may be applicable to each of the Company’s operating businesses that roll up into its three segments. Significant customers and contracts from each business unit were identified and the Company reviewed these contracts. The Company completed the evaluation of the provisions of these contracts and compared the historical accounting policies and practices to the requirements of the new standard including the related qualitative disclosures regarding the potential impact of the effects of the accounting policies and a comparison to the Company’s previous revenue recognition policies.

The Company determined that certain transactions with customers required a change in the timing of when revenue and related expense is recognized. The guidance was applied only to contracts that were not completed at the date of initial adoption. The Company elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The Company recorded a $0.9 million benefit to opening retained earnings as of January 1, 2018 for the cumulative impact of adoption related to the recognition of in-transit revenue. Results for 2018 are presented under Topic 606, while prior periods were not adjusted. The adoption of Topic 606 did not have a material impact on the Company’s condensed consolidated financial statements for the three and nine months ended September 30, 2018. The disclosure requirements of Topic 606 are included within the Company’s revised revenue recognition accounting policy below.

Change in Accounting Principle

On January 1, 2017, the Company adopted Accounting Standards Update (“ASU”) No. 2016-09, Compensation - Stock Compensation (Topic 718), Improvements to Share-Based Payment Accounting. The Company prospectively recognizes any excess tax benefits or tax deficiencies through the consolidated statements of operations and also offsets excess tax benefits and/or tax deficiencies against taxes payable. Also, the Company adopted the classification of the excess tax benefit on a retrospective basis and did not present excess tax benefits and/or tax deficiencies as financing activities within the consolidated statements of cash flows for either period presented. Tax deficiency on share-based compensation was $0.5 million for the year ended December 31, 2016 and the excess tax benefit was $1.2 million for the year ended December 31, 2015. The Company has elected to recognize forfeitures as they occur.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are defined as short-term investments that have an original maturity of three months or less at the date of purchase and are readily convertible into cash. The Company maintains cash in several banks and, at times, the balances may exceed federally insured limits.

Accounts Receivable and Related Reserves

Accounts Receivable and Related Reserves

Accounts receivable represent trade receivables from customers and are stated net of an allowance for doubtful accounts of approximately $10.9 million and $18.6 million as of December 31, 2017 and 2016, respectively. Management estimates the portion of accounts receivable that will not be collected and accounts are written off when they are determined to be uncollectible. Accounts receivable are uncollateralized and are generally due 30 to 60 days from the invoice date.

The rollforward of the allowance for doubtful accounts is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$18,573	$14,026	$10,775
Divestiture of Unitrans	(91)	—	—
Provision, charged to expense	5,964	5,127	4,816
Write-offs, less recoveries	(13,555)	(580)	(1,565)

Ending balance	$10,891	$18,573	$14,026

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Maintenance and repair costs are charged to expense as incurred. For financial reporting purposes, depreciation is calculated using the straight-line method over the following estimated useful lives:

Buildings and leasehold improvements	5-40 years
Computer equipment and software	3-10 years
Office equipment, furniture, and fixtures	3-10 years
Dock, warehouse, and other equipment	5-7 years
Tractors and trailers	3-15 years
Aircraft fleet and spare parts	3-8 years

Leasehold improvements are amortized over the shorter of their useful lives or the remaining lease term. Accelerated depreciation methods are used for tax reporting purposes.

Property and equipment and other long-lived assets are reviewed periodically for possible impairment. The Company evaluates whether current facts or circumstances indicate that the carrying value of the assets to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured and recorded based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its fair value less the cost to sell.

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful life of the software. Costs related to maintenance of internal-use software are expensed as incurred.

Spare Parts for Aircraft Fleet

Spare parts for aircraft fleet are categorized into several categories: rotables, repairables, expendables, and materials and supplies. Rotable and repairable spare parts for aircraft fleet are typically significant in value, can be repaired and re-used, and generally have an expected useful life consistent with the aircraft fleet these parts support. Rotables and repairables for aircraft fleet are recorded at cost and depreciated over the lesser of the life of the aircraft or spare part. The cost of repairing these aircraft fleet parts is expensed as incurred. Expendables and materials and supplies are expensed when purchased.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill represents the excess of the purchase price of all acquisitions over the estimated fair value of the net assets acquired. The Company evaluates goodwill and intangible assets for impairment at least annually on July 1st or more frequently whenever events or changes in circumstances indicate that the asset may be impaired, or in the case of goodwill, the fair value of the reporting unit is below its carrying amount. The analysis of potential impairment of goodwill requires the Company to compare the estimated fair value at each of its reporting units to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds the estimated fair value of the reporting unit, a non-cash goodwill impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Prior to 2017, the analysis of potential impairment of goodwill required a two-step approach, the first of which was to compare the estimated fair value at each of the reporting units to its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeded its fair value, a second step was required to measure the goodwill impairment loss. The second step included valuing all the tangible and intangible assets of the reporting unit as if the reporting unit had been acquired in a business combination. Then, the implied fair value of the reporting unit’s goodwill was compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeded the implied fair value of the goodwill, a non-cash goodwill impairment loss was recognized in an amount equal to the excess, not to exceed the carrying amount. See Note 4 for more information on how the Company analyzes the valuation of its goodwill and the results of that valuation.

Intangible assets consist primarily of definite lived customer relationships. The customer relationships intangible assets are amortized over their estimated five to 12-year useful lives. The Company evaluates its intangible assets for impairment when current facts or circumstances indicate that the carrying value of the assets to be held and used may not be recoverable. See Note 4 for additional information on the Company’s intangible assets.

Fair Value Measurement

Fair Value Measurement

The estimated fair value of the Company’s debt approximated its carrying value as of December 31, 2017 and 2016 as the debt facilities as of such dates bore interest based on prevailing variable market rates and as such were categorized as a Level 2 in the fair value hierarchy as defined in Note 7.

The Company has elected to measure the value of its preferred stock using the fair value method. The fair value of the preferred stock is the estimated amount that would be paid to redeem the liability in an orderly transaction between market participants at the measurement date. The significant inputs used to determine the fair value are unobservable and require significant management judgment or estimation and as such were categorized as a Level 3 in the fair value hierarchy. See Note 7 for more information on how the Company determines the fair value of its preferred stock.

Issuance Costs

Issuance Costs

Debt issuance costs represent costs incurred in connection with the issuance of the Company’s debt. Issuance costs associated with the Company’s debt are capitalized and amortized over the expected maturity of the financing agreements using the effective interest rate method. Unamortized debt issuance costs have been classified as a reduction to debt in the consolidated balance sheets.

Issuance costs incurred in connection with the issuance of the Company’s preferred stock have been expensed as incurred and are reflected in interest expense—preferred stock.

Share-Based Compensation

Share-Based Compensation

The Company’s share-based payment awards are comprised of stock options, restricted stock units, and performance restricted stock units. The cost for the Company’s stock options is measured at fair value using the Black-Scholes option pricing model. The cost for restricted stock units and performance restricted stock units is measured using the stock price at the grant date. The cost is recognized over the vesting period of the award, which is typically four years. The amount of costs recognized for performance restricted stock units over the vesting period is dependent on the Company meeting the pre-established financial performance goals.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The U.S. federal tax rate reduction from 35% to 21% (pursuant to the Tax Cuts and Jobs Act enacted on December 22, 2017) was recognized in (benefit from) provision for income taxes in 2017.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Revenue Recognition

Revenue Recognition (effective January 1, 2018)

The Company’s revenues are primarily derived from transportation services which includes providing freight and carrier services both domestically and internationally via land, air, and sea. The Company disaggregates revenue among its three segments, TES, LTL and Ascent, as presented in Note 13.

Performance Obligations - A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The terms and conditions of the Company’s agreements with customers are generally consistent within each segment. The transaction price is typically fixed and determinable and is not contingent upon the occurrence or non-occurrence of any other event. The transaction price is generally due 30 to 60 days from the date of invoice. The Company’s transportation service is a promise to move freight to a customer’s destination, with the transit period typically being less than one week. The Company views the transportation services it provides to its customers as a single performance obligation. These performance obligations are satisfied and recognized in revenue over the requisite transit period as the customer’s goods move from origin to destination. The Company determines the period to recognize revenue in transit based upon the departure date and the delivery date, which may be estimated if delivery has not occurred as of the reporting date. Determining the transit period and the percentage of completion as of the reporting date requires management to make judgments that affect the timing of revenue recognized. The Company has determined that revenue recognition over the transit period provides a reasonable estimate of the transfer of goods and services to its customers as the Company’s obligation is performed over the transit period.

Principal vs. Agent Considerations - The Company utilizes independent contractors and third-party carriers in the performance of some transportation services. The Company evaluates whether its performance obligation is a promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. This evaluation determined that the Company is in control of establishing the transaction price, managing all aspects of the shipments process and taking the risk of loss for delivery, collection, and returns. Based on the Company’s evaluation of the control model, it determined that all of the Company’s major businesses act as the principal rather than the agent within their revenue arrangements and such revenues are reported on a gross basis.

Contract Balances and Costs - The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included purchased transportation costs.

Revenue Recognition

TES revenue is recorded when all of the following have occurred: an agreement of sale exists; pricing is fixed or determinable; delivery has occurred; and the Company’s obligation to fulfill a transaction is complete and collection of revenue is reasonably assured. This occurs when the Company completes the delivery of a shipment or the service has been fulfilled.

LTL revenue is recorded when all of the following have occurred: an agreement of sale exists; pricing is fixed or determinable; and collection of revenue is reasonably assured. The Company uses a percentage of services completed method to recognize revenue, which results in an allocation of revenue between reporting periods based on the distinctive phases of each LTL transaction completed in each reporting period, with expenses recognized as incurred. The Company believes that this is the most appropriate method for LTL revenue recognition based on the multiple distinct phases of a typical LTL transaction, which is in contrast to the single phase of a typical TES transaction.

Ascent revenue is recorded when the shipment has been delivered by a third-party carrier. Fees for services revenue is recognized when the services have been rendered. At the time of delivery or rendering of services, as applicable, the Company’s obligation to fulfill a transaction is complete and collection of revenue is reasonably assured. The Company offers volume discounts to certain customers. Revenue is reduced as discounts are earned. In some instances, the Company performs multiple services. Typically, separate fees are quoted and recognized as revenue when services are rendered. Occasionally, customers request an all-inclusive “door-to-door” fee for a set of services and revenue is allocated to the elements and recognized as each service is completed.

The Company typically recognizes revenue on a gross basis, as opposed to a net basis, because it bears the risks and benefits associated with revenue-generated activities by, among other things, (1) acting as a principal in the transaction, (2) establishing prices, (3) managing all aspects of the shipping process, and (4) taking the risk of loss for collection, delivery, and returns. Certain Ascent transactions to provide specific services are recorded at the net amount charged to the client due to the following factors: (A) the Company does not have latitude in establishing pricing and (B) the Company does not bear the risk of loss for delivery and returns; these items are the risk of the carrier.

Insurance

Insurance

The Company uses a combination of purchased insurance and self-insurance programs to provide for the cost of auto liability, general liability, cargo damage, workers’ compensation claims, and benefits paid under employee health care programs. Insurance reserves are established for estimates of the loss that the Company will ultimately incur on reported claims, as well as estimates of claims that have been incurred but not yet reported.

The measurement and classification of self-insured costs requires the consideration of historical cost experience, demographic and severity factors, and judgments about the current and expected levels of cost per claim and retention levels. These methods provide estimates of the liability associated with claims incurred as of the balance sheet date, including claims not reported. The Company believes these methods are appropriate for measuring these self-insurance accruals.

Lease Purchase Guarantee

Lease Purchase Guarantee

In connection with leases of certain equipment used exclusively for the Company, the Company has a guarantee to perform in the event of default by the driver. The Company estimates the costs associated with the guarantee by estimating the default rate at the inception of the lease. The Company records the liability and a corresponding asset, which is subsequently amortized over the life of the lease.

New Accounting Pronouncements

New Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will be effective for the Company in 2019. For financing leases, a lessee is required to: (1) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments; (2) recognize interest on the lease liability separately from amortization of the right-of-use asset; and (3) classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to: (1) recognize the right-to-useasset and a lease liability, initially measured at the present value of the lease payments; (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term generally on a straight-line basis; and (3) classify all cash payments within operating activities in the statement of cash flows. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. In July 2018, the FASB issued an amendment to Topic 842 which provides an optional transition method that will give companies the option to use the effective date as the date of initial application upon transition. The Company plans to elect this transition method and, as a result, will not adjust comparative period financial information or make the new required lease disclosures for periods before the effective date. The Company has established an implementation team which is in the process of implementing Topic 842, including accumulating necessary information, assessing the current lease portfolio, and implementing software to meet the new reporting requirements. The Company is also evaluating current processes and controls and identifying necessary changes to support the adoption of the new standard. The Company anticipates it will exclude leases with a term of 12 months or less from accounting under Topic 842 and plans to elect the package of practical expedients upon transition that will retain lease classification and other accounting conclusions made in the assessment of existing lease contracts. The Company expects adoption of this guidance will have a material impact on the Company’s consolidated balance sheets given the Company will be required to record operating leases with lease terms greater than 12 months within assets and liabilities on the consolidated balance sheets; however, the impact on the consolidated statements of operations and cash flows is not expected to be material.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other than Inventory (“ASU 2016-16”). Prior to ASU 2016-16, GAAP prohibited the recognition of current and deferred income taxes for intra-entity asset transfers other than inventory (e.g., property and equipment) until the asset had been sold to an outside party. Under ASU 2016-16, the FASB decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset when the transfer occurs. ASU 2016-16 does not include any new disclosure requirements; however, existing disclosure around the rate reconciliations and types of temporary differences and/or carryforward that give rise to a significant portion of deferred income taxes may be applicable. The Company adopted ASU 2016-16 effective January 1, 2018 and it did not have a material impact on the Company’s condensed consolidated financial statements.

New Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), which was updated in August 2015 by ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In March 2016, the FASB issued ASU No. 2016-08 (“ASU 2016-08”), Revenue from Contracts with Customers—Principal versus Agent Considerations (Reporting Revenue Gross versus Net). Under ASU 2016-08, when another party is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide the specified good or service (that is, the entity is a principal) or to arrange for that good or service to be provided by another party. When the principal entity satisfies a performance obligation, the entity recognizes revenue in the gross amount. When an entity that is an agent satisfies the performance obligation, that entity recognizes revenue in the amount of any fee or commission to which it expects to be entitled. Both ASU 2014-09 and ASU 2016-08 will be effective for the Company in 2018. The Company adopted the new revenue standard on January 1, 2018 and assessed all potential impacts of this standard. The Company determined key factors from the five-step process to recognize revenue as prescribed by the new standard that may be applicable to each of the Company’s operating businesses that roll up into its three segments. Significant customers and contracts from each business unit were identified and the Company substantially completed the review of these contracts. Evaluation of the provisions of these contracts, and the comparison of historical accounting policies and practices to the requirements of the new standard (including the related qualitative disclosures regarding the potential impact of the effects of the accounting policies the Company expects to apply and a comparison to the Company’s current revenue recognition policies), is in process. The Company will complete its process before filing its Form 10-Q for the quarter ended March 31, 2018. The Company’s work to date indicates that certain transactions with customers may require a change in the timing of when revenue and related expense is recognized. The Company expects that the adoption of Topic 606 will have an impact of approximately $1 million on its consolidated financial statements. The standard allows for either a full retrospective or a modified retrospective adoption approach. The Company has elected the modified retrospective method which will require a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which will be effective for the Company in 2019. For financing leases, a lessee is required to: (1) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments; (2) recognize interest on the lease liability separately from amortization of the right-of-use asset; and (3) classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to: (1) recognize the right-to-use asset and a lease liability, initially measured at the present value of the lease payments; (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term generally on a straight-line basis; and (3) classify all cash payments within operating activities in the statement of cash flows. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The Company is in the process of evaluating the guidance in ASU 2016-02 and will determine the total impact of the new guidance based on the current lease arrangements that are expected to remain in place. The Company expects adoption of this guidance will have a material impact on the Company’s consolidated balance sheet given the Company will be required to record operating leases with lease terms greater than 12 months within assets and liabilities on the consolidated balance sheets. The Company has not yet determined how it will account for leases with terms of 12 months or less.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230) (“ASU 2016-15”), which will be effective for the Company in 2018. ASU 2016-15 provides guidance on specific cash flow issues, including but not limited to, debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU 2016-15 provides guidance on how to account for the cash inflows and/or outflows in the statement of cash flows. The Company early adopted ASU 2016-15 effective December 31, 2017 as it had no impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other than Inventory (“ASU 2016-16”), which will be effective for the Company in 2018. GAAP currently prohibits the recognition of current and deferred income taxes for intra-entity asset transfers other than inventory (e.g. property and equipment) until the asset has been sold to an outside party. Under ASU 2016-16, the FASB decided that an entity should recognize the income tax consequences of an intra-entity transfer of an asset when the transfer occurs. ASU 2016-16 does not include any new disclosure requirements; however, existing disclosure around the rate reconciliations and types of temporary differences and/or carryforward that give rise to a significant portion of deferred income taxes may be applicable. The Company is in the process of evaluating the guidance for ASU 2016-16 and has not yet quantified the potential impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which will be effective for the Company in 2020, but early adoption is permitted for interim and annual goodwill impairment tests performed on testing dates after January 1, 2017. ASU 2017-04 eliminates step two from the goodwill impairment test and instead requires an entity to recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. ASU 2017-04 reduces the amount of time and money spent determining the implied fair value of goodwill, which would allow the Company to more quickly evaluate and identify a recognized impairment. The Company early adopted this ASU and applied it to its goodwill impairment analysis as of July 1, 2017.

Revisions to Previously Issued Condensed Consolidated Financial Statements

Revisions to Previously Issued Condensed Consolidated Financial Statements

Subsequent to the issuance of the condensed consolidated financial statements for the interim period ended September 30, 2018, management identified an immaterial error related to the financing of insurance premiums, resulting in an understatement of prepaid expenses and other current assets and of accrued expenses and other current liabilities in the amount of $15.9 million. There was no impact on the unaudited condensed consolidated statement of operations.

The following table summarizes the impact of the immaterial error on select unaudited condensed statement of cash flows line items for the nine months ended September 30, 2018 (in thousands):

	As previously reported	Adjustment	As revised
Cash flows from operating activities:
Changes in:
Prepaid expenses and other assets	$(15,636)	$1,882	$(13,754)
Accrued expenses and other liabilities	10,274	(13,412)	(3,138)
Net cash provided by (used in) operating activities	$9,547	$(11,530)	$(1,983)
Cash flows from financing activities:
Proceeds from insurance premium financing	$—	$17,782	$17,782
Payments on insurance premium financing	—	(6,252)	(6,252)
Net cash provided by (used in) financing activities	$(9,624)	11,530	$1,906